Consolidated Balance Sheets (USD $) In Millions	Jul. 02, 2011	Jul. 03, 2010
Assets
Cash and equivalents	$ 2,066	$ 955
Trade accounts receivable, less allowances of $41 in 2011 and $62 in 2010	929	1,035
Inventories
Finished goods	485	386
Work in process	36	31
Materials and supplies	455	278
Inventory, net, total	976	695
Current deferred income taxes	54	241
Other current assets	274	363
Assets held for sale	285	491
Total current assets	4,584	3,780
Property
Land	66	56
Buildings and improvements	1,274	1,180
Machinery and equipment	2,645	2,407
Construction in progress	119	185
Property	4,104	3,828
Accumulated depreciation	2,456	2,230
Property, net	1,648	1,598
Trademarks and other identifiable intangibles, net	322	241
Goodwill	811	719
Deferred income taxes	256	225
Other noncurrent assets	521	150
Noncurrent assets held for sale	1,391	2,123
Assets, total	9,533	8,836
Liabilities and Equity
Notes payable	238	47
Accounts payable	954	896
Payroll and employee benefits	356	352
Advertising and promotion	289	339
Income taxes payable and current deferred taxes	469	8
Other accrued liabilities	1,036	480
Current maturities of long-term debt	473	2
Liabilities held for sale	307	460
Total current liabilities	4,122	2,584
Long-term debt	1,936	2,627
Pension obligation	218	449
Deferred income taxes	184	492
Other liabilities	826	757
Noncurrent liabilities held for sale	273	412
Equity
Common stock: (authorized 1,200,000,000 shares; $ 0.01 par value) Issued and outstanding - 587,099,794 shares in 2011 and 662,118,377 shares in 2010	6	7
Capital surplus	39	17
Retained earnings	2,233	2,472
Unearned stock of ESOP	(77)	(97)
Accumulated other comprehensive income (loss)	(256)	(912)
Total Sara Lee common stockholders' equity	1,945	1,487
Noncontrolling interest	29	28
Total equity	1,974	1,515
Liabilities and Stockholders' Equity, total	$ 9,533	$ 8,836